Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions, beginning	$ 69,493	$ 59,943
Revisions in estimates and obligations incurred	6,516	12,561
-new provisions	1,308	767
-change in estimate	(173)	(228)
-exchange gains on provisions	(253)	93
Charged in the year	(411)	(867)
Reclamation expenditures	(7,849)	(8,749)
Accretion expense (Note 23)	6,524	5,973
Provisions, ending	75,155	69,493
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions, beginning	65,396	55,611
Revisions in estimates and obligations incurred	6,516	12,561
-new provisions	0	0
-change in estimate	0	0
-exchange gains on provisions	0	0
Charged in the year	0	0
Reclamation expenditures	(7,849)	(8,749)
Accretion expense (Note 23)	6,524	5,973
Provisions, ending	70,587	65,396
Litigation [member]
Disclosure of other provisions [line items]
Provisions, beginning	4,097	4,332
Revisions in estimates and obligations incurred	0	0
-new provisions	1,308	767
-change in estimate	(173)	(228)
-exchange gains on provisions	(253)	93
Charged in the year	(411)	(867)
Reclamation expenditures	0	0
Accretion expense (Note 23)	0	0
Provisions, ending	$ 4,568	$ 4,097